Leases - Future Minimum Lease Payments under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 36
2022	46
2023	46
2024	44
2025	42
Thereafter	319
Total future minimum lease payments	533
Less: Lease not commenced	(120)	$ (246)
Less: Imputed interest	(145)
Less: Tenant improvement receivable	(15)
Present value of future minimum lease payments	$ 253